CONSOLIDATED STATEMENTS OF REDEEMABLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY (DEFICIT) - USD ($) $ in Thousands	Redeemable Preferred Stock After effect of recapitalization Preferred Stock	Redeemable Preferred Stock Preferred Stock	Redeemable Preferred Stock	Class A Common Stock Retroactive application of recapitalization Common Stock	Class A Common Stock After effect of recapitalization Common Stock	Class A Common Stock Private Placement Warrants Common Stock	Class A Common Stock Public Warrants Common Stock	Class A Common Stock Common Stock	Class B common stock Common Stock	Retroactive application of recapitalization Additional Paid-In Capital	After effect of recapitalization Getty Images Holdings, Inc.	After effect of recapitalization Additional Paid-In Capital	After effect of recapitalization Accumulated Deficit	After effect of recapitalization Accumulated Other Comprehensive Loss	After effect of recapitalization Noncontrolling Interest	After effect of recapitalization	Private Placement Warrants Getty Images Holdings, Inc.	Private Placement Warrants Additional Paid-In Capital	Private Placement Warrants	Public Warrants Getty Images Holdings, Inc.	Public Warrants Additional Paid-In Capital	Public Warrants	Getty Images Holdings, Inc.	Additional Paid-In Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss	Noncontrolling Interest	Total
Temporary Equity, Beginning Balance at Dec. 31, 2019	$ 549,839	$ 549,837
Temporary Equity, Beginning Balance (in shares) at Dec. 31, 2019	543,526	543,526
Stockholders Equity, Beginning Balance at Dec. 31, 2019				$ (1,513)	$ 20			$ 1,533		$ 1,513	$ (306,877)	$ 1,056,113	$ (1,283,315)	$ (79,695)	$ 47,907	$ (258,970)							$ (306,877)	$ 1,054,600	$ (1,283,315)	$ (79,695)	$ 47,907	$ (258,970)
Stockholders Equity, Beginning Balance (in shares) at Dec. 31, 2019				42,778,659	196,080,914			153,302,255
Net (loss) income																							(37,193)		(37,193)		(182)	(37,375)
Other comprehensive income (loss)																							32,895			32,895	3	32,898
Issuance of common stock in connection with employee stock option exercise (in shares)								1,598
Equity-based compensation activity																							8,007	8,007				8,007
Redeemable Preferred Stock dividend		$ 64,120																										64,100
Redeemable Preferred Stock dividends																							(64,120)	(64,120)				(64,120)
Redeemable Preferred Stock dividend (shares)		63,384
Temporary Equity, ending Balance at Dec. 31, 2020		$ 613,959
Temporary Equity, ending Balance (in shares) at Dec. 31, 2020		606,910
Stockholders Equity, ending Balance at Dec. 31, 2020								$ 20															(367,288)	1,000,000	(1,320,508)	(46,800)	47,728	(319,560)
Stockholders Equity, ending Balance (in shares) at Dec. 31, 2020								196,082,512
Net (loss) income																							117,068		117,068		329	117,397
Other comprehensive income (loss)																							(31,603)			(31,603)	(1)	(31,604)
Issuance of common stock in connection with employee stock option exercise																							35	35				35
Issuance of common stock in connection with employee stock option exercise (in shares)								12,790
Equity-based compensation activity																							6,440	6,440				6,440
Redeemable Preferred Stock dividend		$ 71,393																										71,400
Redeemable Preferred Stock dividends																							(71,393)	(71,393)				(71,393)
Redeemable Preferred Stock dividend (shares)		70,574
Temporary Equity, ending Balance at Dec. 31, 2021		$ 685,350	$ 685,350
Temporary Equity, ending Balance (in shares) at Dec. 31, 2021		677,484	677,484
Stockholders Equity, ending Balance at Dec. 31, 2021								$ 20															(346,741)	935,082	(1,203,440)	(78,403)	48,056	(298,685)
Stockholders Equity, ending Balance (in shares) at Dec. 31, 2021								196,095,302
Net (loss) income																							(77,554)		(77,554)		(89)	(77,643)
Other comprehensive income (loss)																							(30,525)			(30,525)		(30,525)
Cumulative Effect of Accounting Change - Adoption of ASU 2019-12 (See Note 2)																							(1,360)		(1,360)			(1,360)
Issuance of common stock in connection with employee stock option exercise																							194	194				$ 194
Issuance of common stock in connection with employee stock option exercise (in shares)								1,581,275																				2,959,000
Equity-based compensation activity																							9,547	9,547				$ 9,547
Redeemable Preferred Stock dividend		$ 43,218																										43,200
Redeemable Preferred Stock dividends																							(43,218)	(43,218)				(43,218)
Redeemable Preferred Stock dividend (shares)		38,109
Premium on early redemption of Redeemable Preferred Stock		$ 26,678																					(26,678)	(26,678)				(26,678)
Redemption of Redeemable Preferred Stock for cash and share consideration		$ (755,246)						$ 2															140,250	140,248				140,250
Issuance of Class A and Class B common stock upon Business Combination and PIPE Investment, net								$ 10	$ 1														694,460	694,449				694,460
Issuance of Class A and Class B common stock upon Business Combination and PIPE Investment, net (in shares)								107,068,311	5,140,000
Issuance of common stock upon exercise of Warrants						$ 1											$ 232,853	$ 232,852	$ 232,853	$ 121	$ 121	$ 121
Issuance of common stock upon exercise of Warrants (in shares)						11,555,996	10,328
Issuance of common stock upon vesting of Earn-out shares								$ 6																(6)
Conversion of Class B common stock to Class A common Stock									$ (1)														(1)					(1)
Conversion of Class B common stock to Class A common Stock (in shares)								5,140,000	(5,140,000)
Common shares withheld for settlement of taxes in connection with equity-based compensation																							(6,267)	(6,267)				(6,267)
Common shares withheld for settlement of taxes in connection with equity-based compensation (in shares)								(679,914)
Issuance of common stock upon vesting of Earn-out shares (in shares)								58,999,956
Temporary Equity, ending Balance (in shares) at Dec. 31, 2022			0
Stockholders Equity, ending Balance at Dec. 31, 2022								$ 39															$ 545,081	$ 1,936,324	$ (1,282,354)	$ (108,928)	$ 47,967	$ 593,048
Stockholders Equity, ending Balance (in shares) at Dec. 31, 2022								394,771,254
Redemption of Redeemable Preferred Stock for cash and share consideration (in shares)		(715,593)						15,000,000